Share Based Compensation - Summary of the activity in the plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Twenty Twenty Activity Plan [Member]
Nonvested ,Share	3,814
Granted , Shares	5,250
Vested , Shares	380
Forfeited , Shares	0
Nonvested ,Shares	8,684	3,814
Nonvested	$ 96.74
Granted	51.02
Vested	90.07
Forfeited	0
Nonvested	$ 63.74	$ 96.74
Two Thousand Nineteen Plan Activity [Member]
Nonvested ,Share	3,814	0
Granted , Shares		4,000
Vested , Shares		186
Forfeited , Shares		0
Nonvested ,Shares		3,814
Nonvested	$ 96.74	$ 0
Granted		97.34
Vested		109.59
Forfeited		0
Nonvested		$ 96.74